Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Inventories [Abstract]
Low value consumables	$ 22,105	$ 40,837
Merchandised goods	338,002	519,145
Provision for obsolete inventories
Total	$ 360,107	$ 559,982